Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Goodwill Balances
Beginning Balance	$ 60,706	$ 60,178
Goodwill Additions	5,912	1,987
Purchase Price Adjustments	1	(55)
Divestitures	0	(465)
Foreign Currency Translation and Other Adjustments	1,098	(940)
Ending Balance	67,717	60,706
Software
Changes in Goodwill Balances
Beginning Balance	47,136	46,447
Goodwill Additions	5,004	1,511
Purchase Price Adjustments	(8)	(51)
Divestitures	0	0
Foreign Currency Translation and Other Adjustments	855	(770)
Ending Balance	52,987	47,136
Consulting
Changes in Goodwill Balances
Beginning Balance	9,206	8,883
Goodwill Additions	908	469
Purchase Price Adjustments	10	(3)
Divestitures	0	(1)
Foreign Currency Translation and Other Adjustments	217	(142)
Ending Balance	10,341	9,206
Infrastructure
Changes in Goodwill Balances
Beginning Balance	4,363	4,384
Goodwill Additions	0	8
Purchase Price Adjustments	0	(1)
Divestitures	0	0
Foreign Currency Translation and Other Adjustments	26	(28)
Ending Balance	4,389	4,363
Other
Changes in Goodwill Balances
Beginning Balance	0	464
Goodwill Additions	0	0
Purchase Price Adjustments	0	0
Divestitures	0	(464)
Foreign Currency Translation and Other Adjustments	0	0
Ending Balance	$ 0	$ 0